Basis of Preparation of the Consolidated Financial Statements - Schedule of Data on Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Data on Exchange Rates [Abstract]
Representative exchange rate	3.647	3.627	3.519
Representative exchange rate, percentage	0.50%	3.00%	13.00%